FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of financial liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying value | Long-term debt
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	$ (5,740.5)	$ (5,927.9)
Carrying value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	(8.0)	(2.1)
Fair value | Long-term debt
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	(6,169.2)	(6,317.7)
Fair value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	$ (8.0)	$ (2.1)